UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08873


                   American Fidelity Dual Strategy Fund, Inc.
               (Exact name of registrant as specified in charter)

                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
               (Address of principal executive offices) (Zip code)

                               Stephen P. Garrett
                       American Fidelity Assurance Company
                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Item 1. Schedule of Investments.

                                    AMERICAN FIDELITY DUAL STRATEGY FUND
                                      SCHEDULE OF PORTFOLIO INVESTMENTS
                                              September 30, 2005
                                                                                                 Market Value
                                                                                      --------------------------------
                                                           Shares or                                          % of Net
                                                        Principal Amount              Amount                   Assets
                                                        ----------------              ------                  --------
Common stock:

Building Materials and Gardening Supplies
     Home Depot                                                50,000               $  1,907,000                 0.95%
     Lowe's Companies                                          28,920                  1,862,448                 0.93%
                                                                                    ------------              --------
                                                                                       3,769,448                 1.88%
                                                                                    ------------              --------
Business Services
     Symantec Corp.                                            64,860                  1,469,728                 0.73%
     Yahoo Inc <F1>                                            51,600                  1,746,144                 0.87%
     Ebay, Inc.                                                35,070                  1,444,884                 0.72%
     Computer Sciences Corp.<F1>                               46,000                  2,176,260                 1.09%
     Electronic Arts, Inc.<F1>                                 39,810                  2,264,791                 1.13%
     Google Inc.<F1>                                            6,620                  2,094,965                 1.05%
     First Data Corporation                                    45,260                  1,810,400                 0.90%
     Adobe Systems Inc.                                        53,560                  1,598,766                 0.80%
     Microsoft Corporation                                    242,480                  6,239,010                 3.11%
     Oracle Corporation<F1>                                    80,000                    991,200                 0.50%
                                                                                    ------------              --------
                                                                                      21,836,148                10.90%
                                                                                    ------------              --------
Chemicals and Allied Products
     Abbott Laboratories                                       30,940                  1,311,856                 0.65%
     Amgen, Inc.<F1>                                           23,830                  1,898,536                 0.95%
     Bristol-Myers Squibb Company                              32,000                    769,920                 0.38%
     Dow Chemical Company                                      49,000                  2,041,830                 1.02%
     Wyeth                                                     40,780                  1,886,891                 0.94%
     Colgate Palmolive                                         36,300                  1,916,277                 0.96%
     Genentech, Inc.                                           16,050                  1,351,570                 0.67%
     Pfizer Inc.                                               64,400                  1,608,068                 0.81%
                                                                                    ------------              --------
                                                                                      12,784,948                 6.38%
                                                                                    ------------              --------
Communications
     Verizon Communications, Inc.                              54,248                  1,773,367                 0.89%
     NII Holding, Inc.                                         27,710                  2,340,110                 1.17%
     SBC Communications, Inc.                                  57,582                  1,380,241                 0.68%
                                                                                    ------------              --------
                                                                                       5,493,718                 2.74%
                                                                                    ------------              --------
Depository Institutions
     Bank of America Corporation                               94,064                  3,960,094                 1.98%
     PNC Financial Services Group                              18,000                  1,044,360                 0.52%
     Citigroup, Inc.                                          106,250                  4,836,500                 2.41%
     Wachovia Corporation                                      28,000                  1,332,520                 0.67%
     Wells Fargo & Company                                     48,000                  2,811,360                 1.40%
     Synovus Financial Corp.                                   46,920                  1,300,622                 0.65%
                                                                                    ------------              --------
                                                                                      15,285,456                 7.63%
                                                                                    ------------              --------
Durable Goods, Wholesale
     Johnson & Johnson                                         22,590                  1,429,495                 0.71%
                                                                                    ------------              --------
                                                                                       1,429,495                 0.71%
                                                                                    ------------              --------
Eating and Drinking Places
     Yum! Brands, Inc.                                         27,680                  1,339,989                 0.67%
     McDonald's Corporation                                    37,000                  1,239,130                 0.62%
                                                                                    ------------              --------
                                                                                       2,579,119                 1.29%
                                                                                    ------------              --------
Electric, Gas, and Sanitary Service
     Dominion Resources                                        30,000                  2,584,200                 1.29%
     Xcel Energy, Inc.                                         45,000                    882,450                 0.44%
     Keyspan Corporation                                       37,000                  1,360,860                 0.68%
                                                                                    ------------              --------
                                                                                       4,827,510                 2.41%
                                                                                    ------------              --------
Electronic and Other Electric Equipment
     Emerson Electric Company                                  34,000                  2,441,200                 1.22%
     Ericsson (LM) Tel. ADR<F2>                                52,710                  1,941,836                 0.97%
     General Electric Company                                 210,560                  7,089,555                 3.54%
     Intel Corportation                                       111,900                  2,758,335                 1.38%
     Network Appliance Inc.<F1>                                62,490                  1,483,513                 0.74%
     Qualcomm, Inc.                                            47,160                  2,110,410                 1.05%
     Texas Instruments                                         69,740                  2,364,186                 1.18%
     Xilinx, Inc.                                              84,880                  2,363,908                 1.18%
                                                                                    ------------              --------
                                                                                      22,552,943                11.26%
                                                                                    ------------              --------
Fabricated Metal Products
     Illinois Tool Works                                       16,530                  1,360,915                 0.68%
                                                                                    ------------              --------
                                                                                       1,360,915                 0.68%
                                                                                    ------------              --------
Food and Kindred Products
     Anheuser-Busch Companies, Inc.                            67,310                  2,897,022                 1.45%
     Coca-Cola Enterprises                                     61,960                  1,208,220                 0.60%
     Kellogg Company                                           50,790                  2,342,943                 1.17%
     PepsiCo, Inc.                                             18,000                  1,020,780                 0.51%
                                                                                    ------------              --------
                                                                                       7,468,965                 3.73%
                                                                                    ------------              --------
Furniture and Fixtures
     Newell Rubbermaid, Inc.                                   58,590                  1,327,064                 0.66%
                                                                                    ------------              --------
                                                                                       1,327,064                 0.66%
                                                                                    ------------              --------
General Merchandise
     J.C. Penney Co, Inc                                       36,520                  1,731,778                 0.86%
     Target Corporation                                        73,600                  3,822,048                 1.91%
                                                                                    ------------              --------
                                                                                       5,553,826                 2.77%
                                                                                    ------------              --------
Health Services
     HCA, Inc                                                  38,070                  1,824,314                 0.91%
                                                                                    ------------              --------
                                                                                       1,824,314                 0.91%
                                                                                    ------------              --------
Holding and Other Investment Offices
     Archstone Smith Trust                                     35,600                  1,419,372                 0.71%
     First Industrial Realty Trust                             31,200                  1,249,560                 0.62%
     Mack-Cali Realty Corporation                              21,100                    948,234                 0.47%
     Simon Property Group, Inc.                                19,000                  1,408,280                 0.71%
                                                                                    ------------              --------
                                                                                       5,025,446                 2.51%
                                                                                    ------------              --------
Home Furniture & Equipment
     Best Buy Company, Inc.<F1>                               112,390                  4,892,337                 2.44%
                                                                                    ------------              --------
                                                                                       4,892,337                 2.44%
                                                                                    ------------              --------
Industrial Machinery and Equipment
     Applied Materials, Inc.                                  156,630                  2,656,445                 1.33%
     Cisco Systems, Inc.<F1>                                  118,000                  2,115,740                 1.06%
     Deere and Company                                         23,000                  1,407,600                 0.70%
     EMC Corporation<F1>                                      140,820                  1,822,211                 0.91%
     Intl Business Machines Corporation                        22,500                  1,804,950                 0.90%
     Jabil Circuit, Inc.<F1>                                   82,400                  2,547,808                 1.27%
     United Technologies Corporation                           97,760                  5,067,878                 2.52%
                                                                                    ------------              --------
                                                                                      17,422,632                 8.69%
                                                                                    ------------              --------
Instruments and Related Products
     Medtronic                                                 27,950                  1,381,569                 0.69%
     Stryker Corporation                                       34,730                  1,862,223                 0.93%
     St. Jude Medical                                          40,150                  1,879,020                 0.94%
                                                                                    ------------              --------
                                                                                       5,122,812                 2.56%
                                                                                    ------------              --------
Insurance Carriers
     Allstate Corporation                                      26,200                  1,448,598                 0.72%
     WellPoint Inc.<F1>                                        69,400                  5,261,908                 2.63%
     MGIC Investment Corporation                               36,000                  2,311,200                 1.15%
     UnitedHealth Group                                        36,790                  2,067,598                 1.03%
                                                                                    ------------              --------
                                                                                      11,089,304                 5.53%
                                                                                    ------------              --------
Leather and Leather Products
     Coach, Inc.<F1>                                           29,270                    917,907                 0.46%
                                                                                    ------------              --------
                                                                                         917,907                 0.46%
                                                                                    ------------              --------
Miscellaneous Retail
     CVS Corporation                                           64,100                  1,859,541                 0.93%
                                                                                    ------------              --------
                                                                                       1,859,541                 0.93%
                                                                                    ------------              --------
Motion Pictures
     News Corporation                                          84,440                  1,316,420                 0.66%
                                                                                    ------------              --------
                                                                                       1,316,420                 0.66%
                                                                                    ------------              --------
Nondepository Institutions
     American Express Company                                  33,990                  1,952,386                 0.97%
                                                                                    ------------              --------
                                                                                       1,952,386                 0.97%
                                                                                    ------------              --------
Nondurable Goods-Wholesale
     Cardinal Health, Inc.                                     70,730                  4,487,111                 2.24%
     McKesson Corporation                                      46,000                  2,182,700                 1.09%
     Medco Health Solutions<F1>                                 3,425                    187,793                 0.09%
                                                                                    ------------              --------
                                                                                       6,857,604                 3.42%
                                                                                    ------------              --------
Paper and Allied Products
      Kimberly-Clark Corporation                               90,610                  5,394,013                 2.69%
                                                                                    ------------              --------
                                                                                       5,394,013                 2.69%
                                                                                    ------------              --------
Petroleum Refining and Related Industries
     BP (U.S.) PLC ADR<F2>                                     60,320                  4,273,672                 2.13%
     Chevron Corporation                                       45,584                  2,950,652                 1.47%
     ConocoPhillips                                            64,000                  4,474,240                 2.23%
     Marathon Oil                                              42,000                  2,895,060                 1.45%
                                                                                    ------------              --------
                                                                                      14,593,624                 7.28%
                                                                                    ------------              --------
Primary Metal Industries
     Corning, Inc.<F1>                                         74,320                  1,436,606                 0.72%
     Alcan Aluminum Ltd                                        40,660                  1,290,142                 0.64%
                                                                                    ------------              --------
                                                                                       2,726,748                 1.36%
                                                                                    ------------              --------
Railroad Transportation
     Union Pacific Corporation                                 28,700                  2,057,790                 1.03%
                                                                                    ------------              --------
                                                                                       2,057,790                 1.03%
                                                                                    ------------              --------
Rubber & Miscllaneous Plastic Products
     Nike, Inc. - Class B                                      17,580                  1,435,934                 0.72%
                                                                                    ------------              --------
                                                                                       1,435,934                 0.72%
                                                                                    ------------              --------
Security and Commodity Brokers
     Morgan Stanley Group, Inc                                 28,800                  1,553,472                 0.78%
                                                                                    ------------              --------
                                                                                       1,553,472                 0.78%
                                                                                    ------------              --------
Transportation By Air
     FedEx Corporation                                         16,880                  1,470,754                 0.73%
                                                                                    ------------              --------
                                                                                       1,470,754                 0.73%
                                                                                    ------------              --------
Transportation Equipment
     Honda Motor Company ADR<F2>                               42,000                  1,192,800                 0.60%
                                                                                    ------------              --------
                                                                                       1,192,800                 0.60%
                                                                                    ------------              --------

Total common stocks (cost $176,530,844)                                              194,975,393                97.31%
                                                                                    ------------              --------

Short-Term Investments
     AIM Money market funds (3.695% at                      5,516,153                  5,516,153                 2.75%
           September 30, 2005)                                                      ------------              --------
   Total short-term investments                                                        5,516,153                 2.75%
                                                                                    ------------              --------

Total investments (cost $182,046,997)                                                200,491,546               100.06%

Other assets and liabilities, net                                                       -115,173                -0.06%
                                                                                    ------------              --------
Total Net Assets                                                                    $200,376,373               100.00%
                                                                                    ============              ========


<F1>
     Presently not producing dividend income
<F2>
     Foreign Investments



Item 2. Controls and Procedures.

     Based on their evaluation (as required by Rule 30a-3(b)) of the Fund's Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of John W. Rex, the principal executive officer, and David R. Carpenter, the principal financial officer, has concluded that, in his judgment, the Fund's Disclosure Controls and Procedures are effective.

     There was no change in the Fund's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Exhibit No.      Description of Exhibit
-----------      ----------------------

99.1             Principal Executive Officer Certification

99.2             Principal Financial Officer Certification


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By  JOHN W. REX
    John W. Rex
    President and Principal Executive Officer

Date  November 3, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  JOHN W. REX
    John W. Rex
    President and Principal Executive Officer

Date  November 3, 2005

By  DAVID R. CARPENTER
    David R. Carpenter
    Executive Vice President and Principal Financial Officer

Date  November 3, 2005

                                 EXHIBIT INDEX

Exhibit No.     Description                     Method of Filing
-----------     -----------                     ----------------

99.1            CEO Certification             Filed herewith electronically

99.2            CFO Certification             Filed herewith electronically